Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 1,023,789	$ 758,621
Accounts receivable, net	115,970	166,531
Inventories	351,366	335,360
Deposits, prepayments and other receivables, net	4,482,625	503,588
Deposit for land acquisition	4,714,749	4,614,749
Deposit with a digital asset custodian	4,717	34,987
Deposit with futures broker, net		59,369
Receivable from agents, net	392,876	794,116
Deferred offering costs	40,754	116,250
Total current assets	11,126,846	7,383,571
Non-current assets
Plant and equipment, net	1,733,832	1,789,110
Right-of-use assets, net	473,732	504,192
Intangible assets	21,415,893	21,415,069
Digital asset, at fair value		1,630,827
Investment in equity securities	1,686,667
Total non-current assets	25,310,124	25,339,198
TOTAL ASSETS	36,436,970	32,722,769
Current liabilities
Accounts payable	878,108	779,280
Accrued liabilities and other payables	500,236	711,892
Contract liabilities	105,835	111,981
Operating lease liabilities, current	263,532	238,105
Convertible notes	1,104,543	256,056
Embedded derivative liability	710,536	262,616
Repurchase Forbearance liability	6,881,250
Total current liabilities	10,508,521	2,366,351
Non-current liabilities
Operating lease liabilities, non-current	215,087	272,359
Convertible notes, non-current		4,097,366
Total non-current liabilities	215,087	4,369,725
Total liabilities	10,723,608	6,736,076
Shareholders’ equity
Ordinary shares, no par value, unlimited authorized shares and 36,019 and 836* shares issued and outstanding as of June 30, 2026 and December 31, 2025 respectively
Subscription receivable
Additional paid-in capital	25,786,740	17,881,176
Retained earnings / (Accumulated deficit)	857,860	8,893,414
Accumulated other comprehensive (loss) income	(215,658)	(143,071)
Equity attributable to the shareholders of the Company	26,428,942	26,631,519
Non-controlling interests	(715,580)	(644,826)
Total shareholders’ equity	25,713,362	25,986,693
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	36,436,970	32,722,769
Related Party
Current liabilities
Due to related parties	$ 64,481	$ 6,421